SCHEDULE OF GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Goodwill beginning balance	$ 141,402,327
Goodwill ending balance	131,909,760	$ 141,402,327
PRC and Other Subsidiaries [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill beginning balance	28,975,408	29,826,958	$ 32,282,349
Addition	1,695,318
Exchange difference	(856,993)	(851,550)	(2,455,391)
Goodwill ending balance	29,813,733	28,975,408	29,826,958
Ninjas in Pyjamas [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill beginning balance	112,426,919
Addition		109,396,758
Exchange difference	(10,330,892)	3,030,161
Goodwill ending balance	102,096,027	112,426,919
Consolidated [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill beginning balance	141,402,327	29,826,958	32,282,349
Addition	1,695,318	109,396,758
Exchange difference	(11,187,885)	2,178,611	(2,455,391)
Goodwill ending balance	$ 131,909,760	$ 141,402,327	$ 29,826,958